Loan payable	12 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
16.	Loan payable

At September 30, 2009, the Company had a short-term credit facility of £1,000,000 ($1,729,300) from a Director of the Company. During the year-ended September 30, 2008, the Company had drawn down £500,000 against this facility.  At September 30, 2009 this amount was outstanding in full. The loan, which was denominated in Sterling, bore interest at a rate equal to the Bank of England base rate, plus 3.75% and fell due for repayment no later than May 31, 2010.The effective interest rate of the loan was 5.4% for the year ended September 30, 2009.  In October, 2009 the Company repaid the principal and all accrued interest of this loan, totalling $937,548.  During the year ended September 30, 2010, interest expense of $940 (2009 - $46,076) was recorded relating to this loan.